FINANCIAL INSTRUMENTS - RISK MANAGEMENT - Estimation of fair value (Details) - Fair value - Private warrants - Simulation method $ in Millions	6 Months Ended
Dec. 31, 2019 USD ($)
Fair value
Assumed increase in volatility (as a percent)	5.00%
Assumed decrease in volatility (as a percent)	5.00%
Increase in liability if volatility were 37%	$ 2.3
Decrease in liability if volatility were 27%	$ 0.6
Volatility | Minimum
Fair value
Assumed volatility (as a percent)	24.14
Volatility | Maximum
Fair value
Assumed volatility (as a percent)	34.14